Contents of Significant Accounts - Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				$ 84,974
Net other operating income and expenses		$ 6,253,890	$ 222,716	5,182,162	$ 5,116,884
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net other operating income and expenses	$ 1,081,000
Cash-generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				$ 85,000